LONG-TERM DEBT - Senior Notes and Debentures (Details)				1 Months Ended						12 Months Ended
	Nov. 12, 2019 CAD ($)	Apr. 30, 2019 CAD ($)	Feb. 08, 2018 CAD ($)	Nov. 30, 2019 CAD ($)	Nov. 30, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Nov. 12, 2019 USD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2018 USD ($)	Feb. 08, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Loss on repayment of long-term debt										$ 19,000,000		$ 28,000,000
Repayment of long-term debt								$ 1,500,000,000		(2,184,000,000)		823,000,000
Debt derivatives
Disclosure of detailed information about borrowings [line items]
Total proceeds on debt derivatives								326,000,000		17,620,000,000		21,129,000,000
Senior notes
Disclosure of detailed information about borrowings [line items]
Total gross proceeds										3,984,000,000		938,000,000
Repayment of long-term debt										1,800,000,000		1,761,000,000
Senior notes | Debt derivatives
Disclosure of detailed information about borrowings [line items]
Total proceeds on debt derivatives										0		1,761,000,000
Senior Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,000,000,000
Interest rate		3.25%														3.25%
Discount / premium at issuance		99.746%														99.746%
Total gross proceeds		$ 1,000,000,000
Transaction costs and discounts		$ 7,000,000
Senior Notes Due 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 1,000,000,000
Interest rate										3.25%				3.25%
Senior Notes Due 2049 - 4.350%
Disclosure of detailed information about borrowings [line items]
Principal amount																$ 1,250,000,000
Interest rate		4.35%														4.35%
Discount / premium at issuance		99.667%														99.667%
Transaction costs and discounts		$ 20,000,000
Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount														$ 1,250,000,000
Interest rate										4.35%				4.35%
Senior Notes Due 2049 - 3.700%
Disclosure of detailed information about borrowings [line items]
Principal amount															$ 1,000,000,000
Interest rate															3.70%
Discount / premium at issuance															98.926%
Total gross proceeds	$ 1,308,000,000
Transaction costs and discounts	$ 25,000,000
Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount														$ 1,000,000,000
Interest rate										3.70%				3.70%
Senior Notes Due 2048
Disclosure of detailed information about borrowings [line items]
Principal amount																		$ 750,000,000
Interest rate																		4.30%
Discount / premium at issuance																		99.398%
Transaction costs and discounts			$ 16,000,000
Senior Notes Due 2048 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount														$ 750,000,000
Interest rate										4.30%				4.30%
Senior Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 900,000,000
Senior Notes Due 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 900,000,000
Interest rate				4.70%						4.70%				4.70%
Senior Notes Due 2018
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 1,800,000,000									$ 1,400,000,000
Senior Notes Due 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate								6.80%									6.80%
Senior Notes, US Portion
Disclosure of detailed information about borrowings [line items]
Principal amount													$ 750,000,000	$ 2,250,000,000
Total gross proceeds										$ 2,984,000,000		938,000,000
Repayment of long-term debt										0	$ 0	1,761,000,000	$ 1,400,000,000
Senior Notes, US Portion | March 2019
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt							$ 0
Senior Notes, US Portion | November 2019
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt					$ 0
Senior Notes, US Portion | September 2020, repaid November 2019
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt					$ 0
Senior Notes, US Portion | August 2018, repaid April 2018
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt									$ 1,400,000,000
Senior Notes, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Total gross proceeds										1,000,000,000		0
Repayment of long-term debt										$ 1,800,000,000		$ 0
Senior Notes, Canadian Portion | March 2019
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt						$ 400,000,000
Senior Notes, Canadian Portion | November 2019
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt				$ 500,000,000
Senior Notes, Canadian Portion | September 2020, repaid November 2019
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt				$ 900,000,000
Senior Notes, Canadian Portion | August 2018, repaid April 2018
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt								$ 1,761,000,000